SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 18:-	SUBSEQUENT EVENTS

a.
On July 1, 2026, the Company's Board approved the cancellation of 10,875,000 unissued ordinary shares previously reserved under the 2021 share incentive plan. The cancellation has no effect on any outstanding equity awards.

b.
On July 22, 2026, the Company announced a restructuring plan (the "2026 Restructuring Plan") designed to align its organizational structure with its strategic focus on the AI Work Platform, support a leaner operating model, and accelerate investment in its AI-driven growth strategy.

Workforce Reduction

The 2026 Restructuring Plan includes a reduction of approximately 20% of the Company's current workforce, a majority of which is not in customer-facing roles. On July 22, 2026, affected employees were notified of their termination. As the notifications occurred subsequent to the balance sheet date, no severance costs have been recognized as of June 30, 2026.

Facility Exit — Israel Office

During the second quarter of 2026, prior to and independent of the Board's subsequent approval of the 2026 Restructuring Plan, the Company recognized restructuring charges of $21,436 in the six months ended June 30, 2026 (unaudited), related to the exit of office space in Israel originally secured to support planned workforce expansion.

These charges consist of impairment of operating lease right-of-use assets (amounting to $10,678) and an impairment of leasehold improvements, and other fixed assets (amounting to $10,758). See also Note 10.

The Company expects the 2026 Restructuring Plan to be substantially complete by the end of 2026.

c.
On August 5, 2026, the Company donated 196,829 ordinary shares to the monday.com Foundation. The contribution will be recognized as a non-cash general and administrative expense on the contribution date at the fair value of the shares on that date in an estimated amount of $18,000. This donation is made pursuant to the Company’s intention disclosed since its initial public offering, to contribute up to 10% of its equity to the monday.com Foundation over a ten-year period.